SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued bonus and salaries	$ 2,956,825	$ 5,104,554
Other accruals	538,078	172,837
Advance from customer	378,424	225,690
Accruals and other current liabilities	$ 3,873,327	$ 5,503,081